Equity - Summary of Movements in Ordinary Share Capital (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 501,838	$ 497,044
Issues of ordinary shares during the period
Ending balance	$ 508,731	$ 500,002
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance (in shares)	814,204,825	650,454,551
Beginning balance	$ 1,249,123	$ 1,165,309
Issues of ordinary shares during the period
Transaction costs arising on share issue (in shares)	0	0
Transaction costs arising on share issue	$ (2,602)	$ (2,660)
Total contributions of equity during the period (in shares)	201,137,412	86,666,667
Total contributions of equity during the period	$ 37,106	$ 42,405
Share options reserve transferred to equity on exercise of options (in shares)	0	0
Share options reserve transferred to equity on exercise of options	$ 0	$ 0
Ending balance (in shares)	1,015,342,237	737,121,218
Ending balance	$ 1,286,229	$ 1,207,714
Issued Capital | Placement Agreement
Issues of ordinary shares during the period
Placement of shares under a share placement agreement (in shares)	201,137,412	86,666,667
Placement of shares under a share placement agreement	$ 39,708	$ 45,065